TRANSACTIONS WITH RELATED PARTIES (Details) - Related party ₫ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
Borrowings | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	₫ 28,324,319	$ 1,167,531,698	₫ 40,409,133	₫ 73,708,579	$ 3,088,434,551	₫ 51,879,878	₫ 31,938,007
Borrowings | Asian Star
RELATED PARTY TRANSACTIONS
Amount of transaction						94,920
Borrowings | Vinhomes JSC
RELATED PARTY TRANSACTIONS
Amount of transaction							4,270,000
Borrowings | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Amount of transaction						500,000
Borrowings | Vincom Retail JSC
RELATED PARTY TRANSACTIONS
Amount of transaction			2,075,000	3,540,000	148,328,166	3,250,000	295,000
Borrowings | Vincom Retail Operation LLC
RELATED PARTY TRANSACTIONS
Amount of transaction	2,130,000	87,798,846	2,740,000	6,920,000	289,952,233	4,570,000
Borrowings | Suoi Hoa JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				685,000	28,701,919
Borrowings (converted from interest payable) | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction						2,625,845
Borrowings (converted from the Group's consideration payable to Vingroup JSC for acquisition of Vingroup Investment) | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction							4,693,380
Interest expense | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				3,757,113	157,425,333	2,349,133	1,229,683
Interest expense | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				20,523	859,926	13,956
Interest expense | VHIZ JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				1,574,845	65,986,969	1,202,202
Interest expense | Vincom Retail JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				42,262	1,770,804	54,547	5,173
Interest expense | Vincom Retail Operation LLC
RELATED PARTY TRANSACTIONS
Amount of transaction				117,031	4,903,670	55,726
Capital contribution by offsetting against borrowings | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction						45,733,714	4,121,775
Capital contribution receipt in cash | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction						6,000,000	2,515,000
Capital contribution by offsetting against P-notes | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction						25,782,160
Capital contribution receipt in cash | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction						163,392
Capital contribution receipt in cash | Asian Star
RELATED PARTY TRANSACTIONS
Amount of transaction						47,569
Capital contribution receipt in cash | VIG
RELATED PARTY TRANSACTIONS
Amount of transaction						106,168	5,870,619
Capital contribution in cash | Pham Nhat Vuong
RELATED PARTY TRANSACTIONS
Amount of transaction							247,963
Issuance of DPS2 | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction						13,995,359
Payable due to the acquisition of VinFast Vietnam by VinFast Auto | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction							25,782,160
Payable due to the acquisition of VinFast Vietnam by VinFast Auto | VIG
RELATED PARTY TRANSACTIONS
Amount of transaction							24,208,340
Advance to acquire shares of VinFast Vietnam | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction							235,000
Advance to acquire shares of VinFast Vietnam | VIG
RELATED PARTY TRANSACTIONS
Amount of transaction							226,917
Cash received from selling car vouchers | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction						700,150
Consideration receivable from disposal of ICE assets which was used to offset against P-notes | VIG
RELATED PARTY TRANSACTIONS
Amount of transaction						24,208,340
Consideration receivable from disposal of ICE assets which was used to offset against debts related to lease back ICE assets | VIG
RELATED PARTY TRANSACTIONS
Amount of transaction						1,148,215
Cash received for disposal of ICE assets (inclusive of VAT receivable) | VIG
RELATED PARTY TRANSACTIONS
Amount of transaction						2,000,000
Sponsorship contribution - accounted for as deemed contribution | Asian Star
RELATED PARTY TRANSACTIONS
Amount of transaction				1,667,786	69,881,254
Sponsorship contribution - accounted for as deemed contribution | VIG
RELATED PARTY TRANSACTIONS
Amount of transaction	74,904	3,087,552
Sponsorship contribution - accounted for as deemed contribution | Pham Nhat Vuong
RELATED PARTY TRANSACTIONS
Amount of transaction	3,277,310	135,091,096		18,980,000	795,273,611	350,000
Sponsorship contribution - accounted for as deemed contribution | Vinsmart Research and Manufacture JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	12,000,000	494,641,385
Cash received from selling car and e-scooter vouchers | Vinhomes JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				937,953	39,300,804	5,345,953	3,967,140
Reduction of borrowings through offsetting debt | Vinhomes JSC
RELATED PARTY TRANSACTIONS
Amount of transaction							1,921,337
Loan receivables | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Amount of transaction							4,353,000
Loan receivables | Vinsmart Research and Manufacture JSC
RELATED PARTY TRANSACTIONS
Amount of transaction							1,227,000
Interest receivables | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				9,862	413,224	72,353	244,557
Interest receivables | Vinbus Ecology Transport Services LLC
RELATED PARTY TRANSACTIONS
Amount of transaction	144,256	5,946,249
Purchase of hospitality vouchers | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				160,564	6,727,730	56,095	165,303
Advance to buy voucher | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Amount of transaction						150,000
Hotel service expenses | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				43,044	1,803,570	99,794	121,122
Sale of battery parts and finished batteries | VinES JSC
RELATED PARTY TRANSACTIONS
Amount of transaction						1,355,548
Transfer of battery production facilities | VinES JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				85,799	3,595,031	5,061,503
Purchase of finished battery packs, tools and service | VinES JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				1,309,497	54,868,725	5,413,397
Payment on behalf related to batteries purchase | VinES JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				16,813	704,475	7,448,574
Transfer of investments | Vinsmart Research and Manufacture JSC
RELATED PARTY TRANSACTIONS
Amount of transaction							634,406
Purchase of smartphones | Vinsmart Research and Manufacture JSC
RELATED PARTY TRANSACTIONS
Amount of transaction							930,065
Purchase of fixed assets, tools, materials and goods | Vinsmart Research and Manufacture JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				25,279	1,059,206	3,178,988	595,827
Contractual profit sharing under business investment and cooperation contract | VHIZ JSC
RELATED PARTY TRANSACTIONS
Amount of transaction						56,000	336,000
Rental showrooms and charging stations | Vincom Retail Operation LLC
RELATED PARTY TRANSACTIONS
Amount of transaction	₫ 111,239	$ 4,585,284	₫ 63,672	109,551	4,590,254	110,077	76,666
Purchase of information technology services and software | VIN3S JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				23,959	1,003,897	350,577	148,586
Purchase of assets, materials and tools | VinFast Lithium Battery Pack LLC
RELATED PARTY TRANSACTIONS
Amount of transaction				5,140	215,369	319	189,407
Revenue from sale of electric buses | Vinbus Ecology Transport Services LLC
RELATED PARTY TRANSACTIONS
Amount of transaction				170,427	7,140,996	847,128	480,102
Revenue from sale of electric buses | Ecology JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				254,902	10,680,550	46
Information technology service fee | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				23,400	980,474	18,348	9,238
Information technology service fee | VinCSS JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				94,196	3,946,870	73,421	8,505
Information technology service fee | VinITIS JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				60,020	2,514,875	28,959	25,917
Sale of smart devices | Vinhomes JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				136,773	5,730,872	1,933
Service fee | Vinhomes JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				68,002	2,849,325	73,091	41,627
Sale of vehicles and spare parts | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				26,696	1,118,579	40,249
Purchase of services | Vantix JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				24,690	1,034,526	6,435
Revenue from sale of vehicles, including bill and hold sale, as restated | GSM JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				18,557,705	777,579,192
Purchase of other services | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				96,026	4,023,548	99,224	₫ 18,811
Processing fee | VinES JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				892,591	37,400,109
Purchase of raw material and spare parts | VinES JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				699,999	29,330,386
Payment on behalf | VHIZ JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				171,750	7,196,430	377,921
Other revenue | GSM JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				9,184	384,815
Late payment penalty interest | GSM JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				143,856	6,027,654
Purchase of assets and tools | VinBigData JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				₫ 49,385	$ 2,069,262	₫ 43,273